Provisions - Summary of provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of other provisions [line items]
Beginning Balance	$ 1,947	$ 2,484
Provisions made	11,729	14,235
Provisions used	(9,503)	(14,772)
Effect of changes in exchanges rate	(50)
Ending Balance	4,123	1,947
Chargebacks and rebates
Disclosure of other provisions [line items]
Beginning Balance	1,678	2,182
Provisions made	10,655	10,314
Provisions used	(8,570)	(10,818)
Effect of changes in exchanges rate	(50)
Ending Balance	3,713	1,678
Returns
Disclosure of other provisions [line items]
Beginning Balance	260	247
Provisions made	1,074	948
Provisions used	(924)	(935)
Ending Balance	410	260
Other
Disclosure of other provisions [line items]
Beginning Balance	9	55
Provisions made		2,973
Provisions used	$ (9)	(3,019)
Ending Balance		$ 9